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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______________________

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Macquarie Investment Management Limited
Address: Level 8, 1 Shelley Street
         Sydney, NSW 2000
         Australia

Form 13F File Number: 28-13124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Pieterse
Title:   Division Director
Phone:   61 2 8237 6031

Signature, Place, and Date of Signing

  /s/ Joshua Pieterse         Sydney, Australia             May 15, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


 NO.    13F FILE #                      NAME

 01     028-13120                       Macquarie Group Limited

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